UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2004

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bedrijfstakpensioenfonds voor de Media PNO
Address:         Postbus 1340
                 1200 BH Hilversum
                 The Netherlands

13F File Number: 028-10623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daan Heijting

Title:           director
Phone:           0031356259214

Signature,       Place,              and Date of Signing:
Daan Heijting    Hilversum           FEBRUARY 15, 2004




Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  23
Form 13F Information Table Value Total:  $451,205

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ANHEUSER BUSCH COS INC         COM              035229103    15828   312000 SH       SOLE                   312000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    13063   278000 SH       SOLE                   278000        0        0
CHEVRON TEXACO CORP            COM              166764100    17853   340000 SH       SOLE                   340000        0        0
CISCO SYS INC                  COM              17275R102    24296  1257900 SH       SOLE                  1257900        0        0
CITIGROUP INC                  COM              172967101    30113   625000 SH       SOLE                   625000        0        0
DELL INC                       COM              24702R101    15381   365000 SH       SOLE                   365000        0        0
DISNEY WALT CO                 COM              254687106    24186   870000 SH       SOLE                   870000        0        0
E M C CORP MASS                COM              268648102    16357  1100000 SH       SOLE                  1100000        0        0
EXXON MOBIL CORP               COM              30231G102    23723   462806 SH       SOLE                   462806        0        0
GANNETT INC                    COM              364730101    16994   208000 SH       SOLE                   208000        0        0
GENERAL ELEC CO                COM              369604103    45260  1240000 SH       SOLE                  1240000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    17271   166000 SH       SOLE                   166000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    25335   257000 SH       SOLE                   257000        0        0
JOHNSON & JOHNSON              COM              478160104    17758   280000 SH       SOLE                   280000        0        0
MCGRAW HILL COS INC            COM              580645109    18216   199000 SH       SOLE                   199000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     2358    56682 SH       SOLE                    56682        0        0
MICROSOFT CORP                 COM              594918104     6410   240000 SH       SOLE                   240000        0        0
ORACLE CORP                    COM              68389X105    12760   930000 SH       SOLE                   930000        0        0
PEPSICO INC                    COM              713448108    25839   495000 SH       SOLE                   495000        0        0
PFIZER INC                     COM              717081103    14386   535000 SH       SOLE                   535000        0        0
PROCTER & GAMBLE CO            COM              742718109    24511   445000 SH       SOLE                   445000        0        0
TIME WARNER INC                COM              887317105    30630  1575000 SH       SOLE                  1575000        0        0
WAL MART STORES INC            COM              931142103    12677   240000 SH       SOLE                   240000        0        0